Related Party Transactions - Schedule of Accounts Payable to Related Parties (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Accounts payable to related parties	$ 305,215
Linsun Smart Technology Co Ltd [Member]
Accounts payable to related parties	301,555
Dogness Network Technology Co Ltd [Member]
Accounts payable to related parties	$ 3,660